Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001581178
Registrant Name	EUPRAXIA PHARMACEUTICALS INC.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES